Total Capital and Net Income Per Unit - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Days after year-end where limited partner's have right to receive cash distribution	45 days
Minimum percentage of holding by unitholders to remove general partner	66.67%
Exceeded cash distribution per unit	0.4625